Share-based Payments (Details) - Schedule of Options were Exercised - Options Exercised [Member]	12 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Options exercised	2,408,333
21/12/2016 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	21/12/2016
Options exercised	750,000
Exercise price | $ / shares	$ 0.1
Vesting date	31/12/2018
Expiry date	Dec. 31, 2021
21/12/2016 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	21/12/2016
Options exercised	500,000
Exercise price | $ / shares	$ 0.1
Vesting date	26/10/2019
Expiry date	Dec. 30, 2021
31/07/2018 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	31/07/2018
Options exercised	250,000
Exercise price | $ / shares	$ 0.5
Vesting date	31/12/2019
Expiry date	Dec. 31, 2022
31/07/2018 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	31/07/2018
Options exercised	250,000
Exercise price | $ / shares	$ 0.5
Vesting date	31/12/2020
Expiry date	Dec. 31, 2023
12/02/2019 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	12/02/2019
Options exercised	58,333
Exercise price | $ / shares	$ 0.6
Vesting date	05/03/2019
Expiry date	Feb. 20, 2022
27/11/2019 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	27/11/2019
Options exercised	500,000
Exercise price | $ / shares	$ 0.6
Vesting date	04/12/2020
Expiry date	Apr. 12, 2022
24/02/2020 [Member]
Share-based Payments (Details) - Schedule of Options were Exercised [Line Items]
Grant date	24/02/2020
Options exercised	100,000
Exercise price | $ / shares	$ 0.5
Vesting date	31/01/2021
Expiry date	Jan. 31, 2022